Subsequent Event	12 Months Ended
Dec. 31, 2021
Corporate Information
Subsequent Event
Note 15	Subsequent Event

On March 10, 2022, the Company announced that it agreed to fund an additional cash call for pre-drilling costs received from FEL in the amount of $198,620. The advance to FEL was via non-interest bearing loans. In order to be able to fund the $198,620, the Company accepted a loan from PXP for the same amount (“PXP Loan”). The PXP loan bears interest of Libor plus 3.5% and both interest and principal are repayable on the earlier of a) December 31, 2023 or b) any equity issuance by FEC or c) any sale of FEL shares by FEC or d) any third party borrowing by FEC.